UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	December 31, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		50,699,478

Form 13F Information Table Value Total:		$1,985,626,203



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agnico-Eagle Mines
COM
008474108
47,656,740
618,200
618,200
N/A
N/A

N/A
618,200
N/A
Agrium Inc.
COM
008916108
50,510,873
548,526
548,526
N/A
N/A

N/A
548,526
N/A
Aurizon Mines Ltd.
COM
05155P106
1,449,186
197,800
197,800
N/A
N/A

N/A
197,800
N/A
Bank of Nova Scotia
COM
064149107
116,633,466
2,029,647
2,029,647
N/A
N/A

N/A
2,029,647
N/A
Barrick Gold Corp.
COM
067901108
123,678,104
2,313,493
2,313,493
N/A
N/A

N/A
2,313,493
N/A
BCE Inc.
COM NEW
05534B760
37,913,189
1,066,000
1,066,000
N/A
N/A

N/A
1,066,000
N/A
Cameco Corp.
COM
13321L108
28,099,116
692,821
692,821
N/A
N/A

N/A
692,821
N/A
Canadian Imperial Bank of Commerce
COM
136069101
84,494,236
1,071,846
1,071,846
N/A
N/A

N/A
1,071,846
N/A
Canadian National Railway
COM
136375102
74,871,833
1,121,272
1,121,272
N/A
N/A

N/A
1,121,272
N/A
Canadian Natural Resources Ltd.
COM
136385101
120,401,334
2,697,560
2,697,560
N/A
N/A

N/A
2,697,560
N/A
Cenovus Energy Inc.
COM
15135U109
48,009,544
1,433,434
1,433,434
N/A
N/A

N/A
1,433,434
N/A
CGI Group Class A
CL A
39945C109
29,264,147
1,690,600
1,690,600
N/A
N/A

N/A
1,690,600
N/A
EnCana Corp.
COM
292505104
49,336,745
1,685,234
1,685,234
N/A
N/A

N/A
1,685,234
N/A
Fronteer Gold Inc
COM
359032109
810,412
69,300
69,300
N/A
N/A

N/A
69,300
N/A
Gildan Activewear Class A
COM
375916103
32,522,684
1,139,900
1,139,900
N/A
N/A

N/A
1,139,900
N/A
GLG Life Tech Corp.
COM NEW
361793201
694,987
64,600
64,600
N/A
N/A

N/A
64,600
N/A
Goldcorp Inc.
COM
380956409
43,190,411
935,400
935,400
N/A
N/A

N/A
935,400
N/A
Great Basin Gold Ltd.
COM
390124105
1,408,423
474,400
474,400
N/A
N/A

N/A
474,400
N/A
HudBay Minerals Inc.
COM
443628102
802,967
44,400
44,400
N/A
N/A

N/A
44,400
N/A
IESI-BFC
COM
44951D108
1,159,533
47,630
47,630
N/A
N/A

N/A
47,630
N/A
Keegan Resources Inc
COM
487275109
619,937
70,000
70,000
N/A
N/A

N/A
70,000
N/A
Kinross Gold Corp.
COM NO PAR
496902404
87,527,618
4,599,250
4,599,250
N/A
N/A

N/A
4,599,250
N/A
Magna International Inc. Class A
COM
559222401
54,985,784
1,052,526
1,052,526
N/A
N/A

N/A
1,052,526
N/A
Manulife Financial Corp.
COM
56501R106
43,223,851
2,504,337
2,504,337
N/A
N/A

N/A
2,504,337
N/A
North American Palladium Ltd.
COM
656912102
959,670
138,400
138,400
N/A
N/A

N/A
138,400
N/A
Open Text Corp.
COM
683715106
31,161,660
677,100
677,100
N/A
N/A

N/A
677,100
N/A
Potash Corp. of Saskatchewan
COM
73755L107
96,129,873
618,449
618,449
N/A
N/A

N/A
618,449
N/A
Precision Drilling Corp.
COM 2010
74022D308
41,532,210
4,298,800
4,298,800
N/A
N/A

N/A
4,298,800
N/A
Research In Motion
COM
760975102
56,190,885
961,496
961,496
N/A
N/A

N/A
961,496
N/A
Rogers Comm Inc. Class B
CL B
775109200
33,699,735
967,796
967,796
N/A
N/A

N/A
967,796
N/A
Royal Bank of Canada
COM
780087102
157,594,432
2,992,999
2,992,999
N/A
N/A

N/A
2,992,999
N/A
Silver Standard Resources
COM
82823L106
1,148,336
41,030
41,030
N/A
N/A

N/A
41,030
N/A
Smart Technologies Inc.
CL A SUB VTG S
83172R108
274,702
29,100
29,100
N/A
N/A

N/A
29,100
N/A
Stantec Inc.
COM
85472N109
1,085,870
38,910
38,910
N/A
N/A

N/A
38,910
N/A
Sun Life Financial Inc.
COM
866796105
24,259,300
800,573
800,573
N/A
N/A

N/A
800,573
N/A
Suncor Energy Inc.
COM
867224107
124,840,686
3,240,542
3,240,542
N/A
N/A

N/A
3,240,542
N/A
Talisman Energy Inc.
COM
87425E103
67,507,751
3,032,508
3,032,508
N/A
N/A

N/A
3,032,508
N/A
Teck Resources Ltd.
CL B
878742204
83,902,444
1,349,242
1,349,242
N/A
N/A

N/A
1,349,242
N/A
Thompson Creek Metals Company Inc.
COM
884768102
1,127,123
76,710
76,710
N/A
N/A

N/A
76,710
N/A
Toronto-Dominion Bank
COM NEW
891160509
148,510,984
1,987,447
1,987,447
N/A
N/A

N/A
1,987,447
N/A
Valeant Pharmaceuticals International
COM
91911K102
36,435,421
1,280,200
1,280,200
N/A
N/A

N/A
1,280,200
N/A



1,985,626,203
50,699,478
50,699,478




50,699,478